UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2010

Item 1. Reports to Stockholders.

FIMCO Select Fund

SEMI-ANNUAL REPORT
For the Six Months Ended
May 31, 2010

FIMCO Select Fund

July 30, 2010

Dear Shareholder,

Fund Performance
The FIMCO Select Fund decreased in value 1.61% from November 30, 2009 to May 31, 2010, while the S&P 500® Index (“S&P 500”) increased by 0.40% and the S&P 1500 SuperComposite Index (“S&P 1500”) increased by 0.89% over the same time period.  Our top and bottom five performers in the Fund relative to the S&P 500 (called alpha = out/under performance) are in the table below:

Top/Bottom 5 Positions Alpha
Period Alpha	Company
31.6%	BORDERS GROUP INC
21.4%	BLACK HILLS CORP
20.1%	BOEING CO
17.9%	TORCHMARK CORP
15.8%	SHAW GROUP INC
-9.6%	COCA-COLA CO/THE
-11.5%	MICROSOFT CORP
-13.2%	WESTERN UNION CO
-19.6%	EXXON MOBIL CORP
-26.5%	HORNBECK OFFSHORE SERVICES

Source:  Bloomberg/FMCOX/Holding Attrib

The Fund performance relative to its benchmark (S&P 500) over the six month period is shown in the table below, as well as performance of large caps, mid caps, small caps, value stocks, and growth stocks. By looking at this one can clearly see that high quality large cap names were not in favor relative to the mid and small cap names from 11/30/2009 through 5/31/2010.

	Large Cap	Mid Cap	Small Cap
FMCOX	-1.61%
S&P	0.40%	12.18%	15.87%
Russell	1.53%	10.41%	14.85%
Value	2.32%	11.13%	15.94%
Growth	0.76%	9.65%	13.69%

Source:  Bloomberg

(Large-Cap Indices = S&P 500® Index, Russell 1000® Index,  Russell 1000® Value Index, and Russell 1000® Growth Index; Mid-Cap Indices = S&P MidCap 400® Index, Russell Midcap® Index, Russell Midcap® Value Index, Russell Midcap® Growth Index; Small-Cap Indices = S&P SmallCap 600® Index, Russell 2000® Index, Russell 2000® Value Index, Russell 2000® Growth Index)

FIMCO Select Fund

Our Fund performance should be more volatile on both the upside and downside due to the fact that we hold ~30-40 positions at any given time relative to 500 securities in the benchmark; however, we believe, and empirical research suggests, that 20 - 25 positions should provide enough diversification to help defend against big non-market related permanent portfolio capital loss. Given the period covered in this report, we think that the loss positions are not permanent capital type loss events as much as just short term volatility.

Shareholder Letter
As previously mentioned one can see that high quality, large cap names have underperformed the lesser quality mid and small cap names. This is atypical of a “recovery rally” as companies that were not too long ago left for dead have had life bestowed upon them by the massive stimulus from the Obama Administration and the Federal Reserve.  This has created somewhat of a “junk rally” in our opinion.  The magnitude and speed of the market moves have probably been exacerbated by speculators involved in the market AND more “thematic” investing through the use of long and short exchange traded fund (ETF’s) type instruments.  No one wants to miss a rally!  As seen below this worked until it didn’t...May and June.  The usual concerns of housing, unemployment, state fiscal profiles, burgeoning Federal debt, and consumer confidence coupled with a couple of new kids on the block...BP oil disaster (drilling moratorium and Greece/Eurozone concerns), took the wind out of the sails of the rally as shown in the graph below.

S&P 500® Index Monthly Returns

Source:  Bloomberg

FIMCO Select Fund

Former, Fed Czar Greenspan truly was asleep at the wheel when he didn’t reign in the asset bubble created by lax (and often fraudulent) lending practices (a slightly interesting tangential thought is that derivatives like credit default swaps don’t look like lending until you can’t collect from your counterparty!) and this created a situation of declining asset prices (read DEFLATION).  To his credit, he has admitted this mistake and that is admirable; but it still will be costly to correct.  The “D” word is what the Fed can’t tolerate. Deflation = declining asset values = loan problems because of the leverage supporting these lending obligations. In a Fed Perfect World the Fed wants slow, steady inflation.  So what happens is that the Fed usually institutes policies to control credit and prices based on forecasts that are often wrong. This can result in a misallocation of capital into assets thereby driving up their prices into a bubble. Only to be followed by a bursting of the bubble...and pain and suffering ensue. To show how they are addressing their “D” word fears one needs to look no further than a speech in which Fed Czar “Helicopter Ben” Bernanke (Helicopter Ben was a nickname after he quoted Milton Friedman referring to a “helicopter drop” of money to fight inflation) was once quoted as saying, “The U.S. government has a technology, called a printing press (or today, its electronic equivalent), that allows it to produce as many U.S. dollars as it wishes at essentially no cost.” And boy are they doing it. Through asset purchases and lending facilities they have exploded the balance sheet and excess bank reserves now total over $1 trillion when the average since 1992 was ~$83 billion.  The private market de-levered with the Fed stepping in as an eager substitute.  We wonder what the future will hold if many of their investments into troubled assets turn out to be profitable. If so, will they book their profits and shrink the balance sheet and take the leverage out of the system?  They should be willing to do that if the private credit markets heal and step back in the game and getting the substitute - the Fed - off of the field.  In our view, the unemployment picture and the asset bubble overhang whether in the form of housing, credit, or poorly performing securities make it difficult for credit markets to appropriately function (not the go-go credit of a few years ago).  There has only been one residential asset-backed security issued since 2008 and that was in April 2010 and FNMA and FHLMC are behind ~98% of residential mortgages being underwritten.  However, we feel that the longer the markets can remain stable the private credit markets, over time, should effectively function. We do think the government stance is dictated by the current economic conditions as shown in the percentile graph below.  The percentile methodology is best summarized as showing where the current data point ranks on a percentage basis over a set of historical data points (i.e. the Unemployment Rate below is at the 100th percentile - meaning it was below the current rate for all historical data points or 100% of the time).

FIMCO Select Fund

Source: Bloomberg & Frontier Research

The graph looks at what the current Fed stance is by looking at the current Fed Funds rate along with some other factors. One can plainly see that the Fed is keeping the rate very low to try and lower unemployment (the blue line), stimulate the economy which should lift capacity utilization (the green line - low capacity utilization could be a deflation input) all while industrial commodities have been trending higher (they don’t mind as this might help to side step deflation). By keeping the funds rate so low it has created a very steep yield curve which is what the Fed desires. By keeping the short term rates so low it makes it very unattractive for investors to invest so they move out the risk spectrum to get yield thereby supplying capital to economically sensitive areas.

FIMCO Select Fund

Additionally,  the Volatility Index (VIX) which historically has been a good gauge of fear in the market stood at 32.1 at the end of May which is more than 50% higher than its long term average of 20.4, which shows that there was still some fear in the market (the low was 15.6 on April 12th and the high was 45.8 on May 20th – Greece/EU concerns) which could be a source of price increases in the market if it continues to revert to its average.  The aforementioned market concerns have created this fear overhang that has continued to provide investments at attractive prices and investment profiles.

Sincerely,

Gary T. Schoen, Chief Investment Officer

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in options, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates.  The investment in options is not suitable for all investors.  The Fund regularly makes short sales of securities, which involves the risk that losses may exceed the original amount invested.  The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Past performance is no guarantee of future results.

Opinions expressed are those of Gary T. Schoen and are subject to change, are not guaranteed and should not be considered investment advice.

Diversification does not assure a profit nor protect against loss in a declining market.

The S&P 500® Index and the S&P 1500 SuperComposite Index are broad based unmanaged indices of 500 and 1500 stocks respectively, which are widely recognized as representative of the equity market in general. The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. The NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. VIX is ticker symbol for the CBOE Volatility Index, which is an index designed to track market volatility.  The Russell 1000® Index, the Russell 1000® Value Index and the Russell 1000® Growth Index are unmanaged indices of 1000 stocks commonly used to measure the performance of the large-cap U.S. equity market.  The Russell Midcap® Index, the Russell Midcap® Value Index, the Russell Midcap® Index and the S&P MidCap 400® Index are unmanaged indices commonly used to measure the performance of the mid-cap U.S. equity market.  The Russell 2000® Index, the Russell 2000® Value Index, the Russell 2000® Growth Index and the S&P SmallCap 600® Index are unmanaged indices commonly used to measure the performance of the small-cap segment of the equity market.  You cannot invest directly in an index.

FIMCO Select Fund

Alpha is an annualized return measure of how much better or worse a fund’s performance is relative to an index of funds in the same category, after allowing for differences in risk.

Price to sales ratio: a tool for calculating a stock’s valuation relative to other companies, calculated by dividing a stock’s current price by its revenue per share.

Please refer to the Schedule of Investments on page 9 of this report for complete holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The FIMCO Select Fund is distributed by Quasar Distributors, LLC (7/10)

FIMCO Select Fund

SECTOR ALLOCATION at May 31, 2010 (Unaudited)

Sector Allocation	% of Net Assets

Finance & Insurance	24.2%
General Manufacturing	21.9%
Information	17.7%
Retail Trade	11.6%
Chemical Manufacturing	10.6%
Petroleum & Coal	8.3%
Technology Manufacturing	5.2%
Utilities	5.0%
Transportation & Warehousing	2.3%
Construction	2.2%
Money Market Fund	2.0%
Arts, Entertainment & Recreation	1.3%
Liabilities in Excess of Other Assets*	(12.3)%
Total	100.0%

*  Includes short positions as of May 31, 2010.

EXPENSE EXAMPLE For the Six Months Ended May 31, 2010 (Unaudited)

As a shareholder of the FIMCO Select Fund (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/09 – 5/31/10).

Actual Expenses
The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or  transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem your shares less than 90 days after you purchase them. An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary and are not included in the example below.  The example below

FIMCO Select Fund

EXPENSE EXAMPLE For the Six Months Ended May 31, 2010 (Unaudited) (Continued)

includes, but is not limited to, investment advisory fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 12/1/09	Value 5/31/10	12/1/09– 5/31/10*
Actual^	$1,000	$ 984	$8.85
Hypothetical (5% annual
return before expenses)+	$1,000	$1,016	$9.00

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Fund would be $7.42.
+	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Fund would be $7.54.
*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period, including interest expense and dividends on short positions, of 1.79% (reflecting fee waivers in effect) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 1.50% (reflecting fee waivers in effect).

FIMCO Select Fund

SCHEDULE OF INVESTMENTS at May 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS: 110.3%
Apparel Manufacturing: 1.6%
8,800	Cintas Corp.	$228,800
Beverage & Tobacco Products: 3.4%
9,200	The Coca-Cola Co.	472,880
Broadcasting: 2.1%
17,225	Comcast Corp.	296,614
Chemical Manufacturing: 10.6%
9,000	A. Schulman, Inc.	200,025
14,479	The Dow Chemical Co.	389,630
11,500	Johnson & Johnson	670,450
11,500	Mylan, Inc.*	223,560
		1,483,665
Computer & Electronic Products: 5.2%
22,000	Cisco Systems, Inc.*	509,520
6,300	Western Digital Corp.*	219,303
		728,823
Conglomerate: 2.9%
25,000	General Electric Co.	408,750
Construction of Buildings: 2.2%
21,700	KB Home	314,216
Credit Intermediation: 12.9%
5,000	Toronto-Dominion Bank	342,350
34,400	Wells Fargo & Co.	986,936
29,300	The Western Union Co.	467,628
		1,796,914
Data Processing & Hosting: 2.0%
6,800	Automatic Data
	Processing, Inc.	277,984
Fabricated Metal Products: 2.2%
8,900	The Shaw Group, Inc.*	303,579
Food Manufacturing: 2.6%
12,700	Kraft Foods, Inc.	363,220
General Merchandise Stores: 10.3%
5,900	Costco Wholesale Corp.	343,675
21,500	Wal-Mart Stores, Inc.	1,087,040
		1,430,715
Insurance Carriers: 11.3%
8,198	Berkshire
	Hathaway, Inc.
	- Class B*	578,369
1,600	Markel Corp.*	552,880
8,600	Torchmark Corp.	443,158
		1,574,407
Medical Equipment: 2.5%
8,800	Medtronic, Inc.	344,784
Oil & Gas: 8.3%
4,658	Chevron Corp.	344,087
5,469	ConocoPhillips	283,622
8,000	Enterprise Products
	Partners L.P.	268,800
4,343	Exxon Mobil Corp.1	262,578
		1,159,087
Publishing Industries: 3.3%
990	The Washington Post
	Co. - Class B	461,073
Resorts & Casinos: 1.3%
7,300	Penn National
	Gaming, Inc.*	186,880
Software: 7.2%
22,517	Microsoft Corp.	580,938
18,457	Oracle Corp.	416,574
		997,512
Specialty Retail: 1.3%
90,900	Borders Group, Inc.*	179,073
Telecommunications: 3.1%
12,673	CenturyLink, Inc.	435,064
Transportation Equipment: 3.2%
7,000	The Boeing Co.	449,260
Transportation Services: 2.3%
20,875	Hornbeck Offshore
	Services, Inc.*	318,970

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

SCHEDULE OF INVESTMENTS at May 31, 2010 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 110.3% (Continued)
Utilities: 5.0%
13,500	Black Hills Corp.	$387,315
12,200	DPL, Inc.	305,488
		692,803
Wood Products: 3.5%
22,000	Leucadia
	National Corp.*	482,240
TOTAL COMMON STOCKS
(Cost $15,441,405)		15,387,313
SHORT-TERM INVESTMENT: 2.0%
Money Market Fund: 2.0%
272,976	Fidelity Money Market
	Portfolio - Select Class, 0.17%2	272,976
TOTAL SHORT-TERM INVESTMENT
(Cost $272,976)		272,976

TOTAL INVESTMENTS
IN SECURITIES: 112.3%
(Cost $15,714,381)		15,660,289
Liabilities in Excess
of Other Assets: (12.3)%		(1,719,876)
TOTAL NET ASSETS: 100.0%		$13,940,413

*	Non-income producing security.
1
All or a portion of the security was purchased with the cash proceeds from securities sold short and is used for collateral on short sales.  The total market value of collateral for short sales is $262,578.

2	7-Day Yield.

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

SCHEDULE OF SECURITIES SOLD SHORT at May 31, 2010 (Unaudited)

Shares		Value
7,300	New Jersey
	Resources Corp.	$258,785
TOTAL SECURITIES SOLD SHORT
(Proceeds $260,536)		$258,785

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

STATEMENT OF ASSETS AND LIABILITIES at May 31, 2010 (Unaudited)

ASSETS:
Investments in securities, at value
(Cost $15,714,381) (Note 2)	$15,660,289
Receivables:
Dividends and interest	37,214
Prepaid expenses	8,030
Total assets	15,705,533

LIABILITIES:
Payables:
Securities sold short, at value (proceeds $260,536)	258,785
Due to broker	1,301,257
Fund shares redeemed	173,552
Investment advisory fees, net	6,160
Administration fees	3,360
Custody fees	752
Fund accounting fees	4,787
Transfer agent fees	5,034
Chief Compliance Officer fees	1,925
Other accrued expenses	9,508
Total liabilities	1,765,120

NET ASSETS	$13,940,413
Net asset value, offering and redemptions price per share
($13,940,413/1,535,552 shares outstanding; unlimited
number of shares authorized without par value)	$9.08

COMPONENTS OF NET ASSETS:
Paid-in capital	$17,565,899
Undistributed net investment income	17,888
Accumulated net realized loss on
investments and options	(3,591,033)
Net unrealized depreciation on investments	(54,092)
Net unrealized appreciation on securities sold short	1,751
Net assets	$13,940,413

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

STATEMENT OF OPERATIONS For the Six Months Ended May 31, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $888)	$152,066
Interest	289
Total investment income	152,355

EXPENSES (Note 3)
Investment advisory fees	74,988
Administration fees	14,959
Transfer agent fees	13,994
Fund accounting fees	13,704
Interest expense	12,331
Dividends on short positions	9,654
Audit fees	8,930
Reports to shareholders	5,211
Miscellaneous expense	4,851
Chief Compliance Officer fees	4,442
Custody fees	3,100
Legal fees	2,597
Registration fees	1,785
Trustee fees	1,764
Insurance expense	388
Total expenses	172,698
Less: fees waived	(38,231)
Net expenses	134,467
Net investment income	17,888

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS
Net realized gain on investments and options	26,804
Net realized loss on securities sold short	(697,149)
Change in net unrealized appreciation
on investments and options	54,561
Change in net unrealized appreciation
on securities sold short	361,516
Net realized and unrealized loss
on investments and options	(254,268)
Net decrease in net assets
resulting from operations	$(236,380)

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	May 31, 2010	November 30,
	(Unaudited)	2009
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$17,888	$126,725
Net realized gain (loss) on
investments and options	26,804	(1,166,103)
Net realized gain (loss) on securities sold short	(697,149)	513,029
Net realized gain on options written	—	62,881
Change in net unrealized appreciation
on investments and options	54,561	3,330,057
Change in net unrealized appreciation
(depreciation) on securities sold short	361,516	(1,297,314)
Change in net unrealized depreciation
on options written	—	(9,905)
Net increase (decrease) in net assets
resulting from operations	(236,380)	1,559,370

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(126,981)	(10,169)
From net realized gain	—	—
Total distributions to shareholders	(126,981)	(10,169)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net
change in outstanding shares (a) (b)	(635,044)	(1,857,337)
Total decrease in net assets	(998,405)	(308,136)

NET ASSETS
Beginning of period/year	14,938,818	15,246,954
End of period/year	$13,940,413	$14,938,818
Undistributed net investment income	$17,888	$126,981

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	May 31, 2010		Year Ended
	(Unaudited)		November 30, 2009
	Shares	Value	Shares	Value
Shares sold	115,354	$1,121,357	494,198	$4,000,370
Shares issued in
reinvestment
of distributions	13,772	126,981	1,255	10,169
Shares redeemed (b)	(198,479)	(1,883,382)	(745,383)	(5,867,876)
Net decrease	(69,353)	$(635,044)	(249,930)	$(1,857,337)

(b)	Net of redemption fees of $1,456 and $2, respectively.

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

Six Months Ended	Year Ended	Period Ended
May 31, 2010	November 30,	November 30,
(Unaudited)	2009	2008	2007	20061
Net asset value at
beginning of period/year	$9.31	$8.22	$12.05	$11.61	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)2,3	0.02	0.08	0.01	(0.05)	(0.02)
Net realized and
unrealized gain (loss)
on investments	(0.17)	1.02	(3.49)	0.49	1.63
Total from
investment operations	(0.15)	1.10	(3.48)	0.44	1.61

LESS DISTRIBUTIONS:
From net
investment income	(0.08)	(0.01)	—	—	—
From net realized gain	—	—	(0.35)	—	—
Total distributions	(0.08)	(0.01)	(0.35)	—	—
Paid-in capital from
redemption fees (Note 2)	0.00	4	0.00	4	0.00	4	0.00	4	—
Net asset value at
end of period/year	$9.08	$9.31	$8.22	$12.05	$11.61
Total Return	(1.61	)%5	13.34%	(29.71)%	3.79%	16.10	%5

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
period/year (millions)	$13.9	$14.9	$15.2	$24.3	$20.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed7,11	2.30	%6	2.36%	2.14%	2.01%	2.04	%6
After fees waived and
expenses absorbed8,11	1.79	%6	1.83%	1.90%	1.91%	1.53	%6

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed9,11	0.75	%6	0.35%	(0.19)%	(0.49)%	(0.79	)%6
After fees waived and
expenses absorbed10,11	0.24	%6	0.88%	0.05%	(0.39)%	(0.28	)%6
Interest expense and
dividend/interest on
short positions	0.29%	0.33%	0.40%	0.41%	0.03%
Portfolio turnover rate	10	%5	47%	71%	75%	54	%5

1	Fund commenced operations on December 28, 2005.
2	Recognition of net income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

FINANCIAL HIGHLIGHTS (Continued)

3
Net investment income per share before dividends on short positions for the six months ended May 31, 2010, the years ended November 30, 2009, November 30, 2008, November 30, 2007 and the period ended November 30, 2006 was $0.02, $0.10, $0.03, $0.00 and $(0.02), respectively.

4	Amount is less than $0.01.
5	Not annualized.
6	Annualized.
7
The ratio of expenses to average net assets before fees waived and expenses absorbed includes dividends and interest expense on short positions.  The ratio excluding interest and dividend expense on short positions for the six months ended May 31, 2010, the years ended November 30, 2009, November 30, 2008, November 30, 2007 and the period ended November 30, 2006 was 2.01%, 2.03%, 1.74%, 1.60% and 2.01%, respectively.

8
The ratio of expenses to average net assets after fees waived and expenses absorbed includes dividends and interest expense on short positions.  The ratio excluding interest and dividend expense on short positions for the six months ended May 31, 2010, the years ended November 30, 2009, November 30, 2008, November 30, 2007 and the period ended November 30, 2006 was 1.50%, 1.50%, 1.50%, 1.50% and 1.50%, respectively.

9
The ratio of net investment income (loss) to average net assets before fees waived and expenses absorbed includes dividends and interest expense on short positions.  The ratio excluding dividends and interest expense on short positions for the six months ended May 31, 2010, the years ended November 30, 2009, November 30, 2008, November 30, 2007 and the period ended November 30, 2006 was 1.04%, 0.68%, 0.21%, (0.08)% and (0.76)%, respectively.

10
The ratio of net investment income (loss) to average net assets after fees waived and expenses absorbed includes dividends and interest expense on short positions.  The ratio excluding dividends and interest expense on short positions for the six months ended May 31, 2010, the years ended November 30, 2009, November 30, 2008, November 30, 2007 and the period ended November 30, 2006 was 0.53%, 1.21%, (0.45)%, 0.02% and (0.25)%, respectively.

11	Does not include expenses of the investment companies in which the Fund invests in.

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS May 31, 2010 (Unaudited)

NOTE 1 – ORGANIZATION

FIMCO Select Fund (the “Fund”) is a series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company.  The Fund commenced operations on December 28, 2005.

The Fund’s investment objective is long-term growth of capital.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Short-term securities that have a maturity of less than 60 days, at the time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS May 31, 2010 (Unaudited) (Continued)

Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. At May 31, 2010, the Fund did not hold fair valued securities.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2010:

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS May 31, 2010 (Unaudited) (Continued)

Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$15,387,313	$—	$—	$15,387,313
Short-Term
Investment	272,976	—	—	272,976
Total Investments
in Securities	$15,660,289	$—	$—	$15,660,289
Security Sold Short	$258,785	$—	$—	$258,785

^  See Schedule of Investments for industry breakout.

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may buy or sell options as a hedge.  The Fund may purchase puts, sell covered calls or use a combination of both puts and covered calls referred to as “collars.”  A collar is used to offset the cost of a put and locks in the highest and lowest dollar amount that could be received on the sale of a portfolio holding.  The Advisor may also purchase a call instead of, or in addition to, purchasing shares of a security or sell a put on a security the Fund does not hold in its portfolio to establish an entry price it is willing to pay to invest in that security.  Options on an index may be used to hedge the Fund’s overall portfolio. As of May 31, 2010, the Fund did not have investments in derivatives.

Statement of Operations

The effect of Derivative Instruments on the Statement of Operations for the six months ended May 31, 2010:

	Location of	Realized	Change in
	Gain (Loss)	Gain (Loss)	Unrealized Appreciation
	on Derivatives	on Derivatives	(Depreciation)
Derivative	Recognized	Recognized	on Derivatives
Instruments	in Income	in Income	Recognized in Income
Equity Contracts	Realized and	$(177,297)	$175,653
Unrealized
Gain (Loss)
on Investments
and Options

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS May 31, 2010 (Unaudited) (Continued)

B.
Option Contracts. The Fund may purchase call options on securities and indices.  As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date.  The Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.  If an option expires on the stipulated date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  The Fund may write (sell) call options on securities and indices.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as writers of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

C.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS May 31, 2010 (Unaudited) (Continued)

taxable year. At November 30, 2009 the Fund had capital loss carry forwards in the amount $2,319,771, which expire on November 30, 2016 and $582,524, which expire on November 30, 2017.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2006-2008), or expected to be taken in the Fund’s 2009 tax returns.  The Fund identifies their major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

D.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund are normally declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.	Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS May 31, 2010 (Unaudited) (Continued)

Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price is equal to the Fund’s net asset value per share.  The Fund charges a 2.00% redemption fee on shares held less than 90 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

H.
Short Sales. The Fund may sell a security it does not own in anticipation of a decline in the value of that security.  When the Fund sells securities short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain is limited to the difference between the price at which the Fund sold the security short and the price the Fund pays to purchase the security to terminate the short sale, or a sale.  The Fund is liable for any dividends payable on the securities while those securities are in a short position.  As collateral for its short positions, the Fund is required by the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities.  These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short.  The Fund has entered into a Special Custody Account Agreement with J.P. Morgan Securities (formerly Bear Stearns Securities Corp.) in which collateral for its short positions consist of segregated securities owned by the Fund.  J.P. Morgan Securities charges the Fund a fee equal to a 2.00% spread on the outstanding short position’s market value.  For the six months ended May 31, 2010, the Fund incurred net interest expense on short positions of $12,331.

I.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

J.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Fund has determined that there are no subsequent events that would need to be disclosed in the Fund’s Financial Statements.

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS May 31, 2010 (Unaudited) (Continued)

K.
New Accounting Pronouncements. In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements.  Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact it will have on its financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Frontier Investment Management Co., (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the six months ended May 31, 2010, the Fund incurred $74,988 in investment advisory fees.

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 1.50% of the Fund’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the six months ended May 31, 2010, the Advisor waived $38,231 in fees for the Fund.

The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment.  At May 31, 2010, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $189,247.  The Advisor may recapture a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
November 30, 2010	$24,868
November 30, 2011	$50,035
November 30, 2012	$76,113
November 30, 2013	$38,231

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS May 31, 2010 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  For its services, the Administrator receives a monthly fee at the following annual rates:

Minimum	$30,000
$0 to $50 million	0.12% of average daily net assets
$50 to $200 million	0.10% of average daily net assets
Over $200 million	0.05% of average daily net assets

For the six months ended May 31, 2010, the Fund incurred $14,959 in administration fees.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the six months ended May 31, 2010, the Fund was allocated $4,442 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund.  Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term investments, was $1,628,740 and $1,986,707, respectively.

For the six months ended May 31, 2010, there were no purchases or sales of long-term U.S. Government securities.

For the six months ended six months ended May 31, 2010, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $3,565,349 and $315,472, respectively.

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS May 31, 2010 (Unaudited) (Continued)

The cost basis of investments for federal income tax purposes at May 31, 2010 was as follows:

Cost of investments(a)	$15,473,989
Gross unrealized appreciation on long positions	1,158,831
Gross unrealized depreciation on long positions	(1,231,316)
Net unrealized depreciation on long positions	(72,485)
Gross unrealized appreciation on short positions	1,751
Total net unrealized depreciation on investments	$(70,734)

(a)	Differences between book losses and tax losses are attributable to the tax treatment of wash sales.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended May 31, 2010 and the year ended November 30, 2009 was as follows:

	May 31,	November 30,
	2010	2009
Distributions paid from:
Ordinary income	$126,981	$10,169
Long-term capital gain	—	—
	$126,981	$10,169

As of November 30, 2009, the components of accumulated earnings (losses) on a tax basis were as follows:

Net unrealized depreciation on investments	$(486,811)
Undistributed ordinary income	126,981
Undistributed long-term capital gain	—
Total distributable earnings	126,981
Other accumulated losses	(2,902,295)
Total accumulated losses	$(3,262,125)

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Fund a credit facility for the purpose of to be used for temporary or extraordinary purposes.  During the six months ended May 31, 2010 the Fund did not draw on the line of credit and there were no loan payable balances for the Fund at May 31, 2010.

FIMCO Select Fund

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at (866) 653-4626 and on the Fund’s website at www.fimcofunds.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent year ended June 30 is available without charge, upon request, by calling (866) 653-4626 or through the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (866) 653-4626.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  In addition, the Fund’s schedule of portfolio holdings is posted on its website at www.fimcofunds.com within ten business days after calendar quarter-end.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

 In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  If you would like to discontinue householding for your accounts, please call (866) 653-4626 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

PRIVACY NOTICE

The Fund collects non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Semi-Annual Report.

Investment Advisor
FRONTIER INVESTMENT MANAGEMENT CO.
8401 N. Central Expwy, Ste. 645, LB 31
Dallas, TX 75225

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
PAUL, HASTINGS, JANOFSKY & WALKER, LLP
75 E. 55th Street, Floor 15
New York, NY 10022

FIMCO Select Fund
Symbol – FMCOX
CUSIP – 742935398

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date   August 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date   August 3, 2010

By (Signature and Title)      /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   August 3, 2010

* Print the name and title of each signing officer under his or her signature.